Summary of Significant Accounting Policies (FY) (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of property and equipment	Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset as follows:
Estimated Useful Life
Laboratory equipment	2 - 3 years
Office equipment, computers and software	2 - 5 years
Furniture and fixtures	2 - 7 years
Leasehold improvements	Shorter of remaining term of lease or useful life